Equity Premium Yield ETF Investment Risks - Equity Premium Yield ETF	Mar. 12, 2026
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Strategy Risk. The adviser may not be successful in managing the Fund with a lower level of volatility than the broad U.S. large cap market. Depending on market conditions during a particular time in a market cycle, the Fund’s volatility at that time may not be lower than that of the Index. Because the Fund seeks lower relative volatility, the Fund may underperform the Index, particularly in rising markets. Options premiums generated by the Fund will vary dependent on the prevailing volatility. When volatility increases, both premiums and the potential for capital appreciation also increase, but when volatility decreases, premiums and the potential for capital appreciation also decrease.
Options Overlay Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options Overlay Strategy Risk. When the Fund enters into call spreads, it receives cash in the form of a net credit. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, further out-of-the-money call options. This strategy reduces the Fund's opportunity to profit from an increase in the market value of the underlying instrument. In general, the maximum amount of loss the Fund may experience from a call spread is equal to the difference between the written and purchased strike prices, less the net credit received. In a rising market, the option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position. Additionally, the use of call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone call strategy. If the price of the underlying instrument rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy. In addition, the long portfolio will not necessarily provide the same exposure to the Index as the call options.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The value of the Fund’s option positions will fluctuate in response to changes in the value of the underlying ETF or the Index. The value of options is affected by changes in the value and dividend rates of the securities held by the S&P 500 ETFs or represented in the Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the S&P 500 ETFs or the Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. Selling call options can reduce equity market risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing call options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.
FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the OCC). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer losses. Additionally, FLEX Options may be less liquid than standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience downside from specific FLEX Option positions and certain FLEX Option positions may expire with little to no value. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying S&P 500 ETF or the Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying S&P 500 ETF’s share price or the Index’s value on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among other things, changes in the underlying S&P 500 ETF’s share price or the value of the Index, changes in interest rates, changes in the actual and implied volatility of the underlying ETF or Index and the time remaining to until the FLEX Options expire.
Nasdaq 100 ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	S&P 500 ETF Risk. The Fund invests in options that derive their value from the S&P 500 ETFs, and therefore the Fund’s investment performance is influenced by the investment performance of the S&P 500 ETFs. The value of the S&P 500 ETFs will fluctuate over time based on fluctuations in the values of the securities held by the S&P 500 ETFs, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, the S&P 500 ETFs are subject to index related and passive management risks and ETF shares trading risk, including risks relating to the absence of an active market and premium/discount risk. Brokerage, tax and other expenses may negatively impact the performance of an S&P 500 ETF and, in turn, the value of the Fund’s investments. The S&P 500 ETFs seek to track the Index, but may not exactly match the performance of the Index due to differences between the portfolio of an S&P 500 ETF and the components of the Index, fees and expenses, transaction costs, and other factors.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives, including options and futures contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more ordinary income and short-term capital gain subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. While it is anticipated that the Fund’s investment strategy may result in a significant portion of distributions being paid as a return of capital for tax purposes, in certain years and certain market environments the Fund may distribute no return of capital, and all of the distributions paid in such years and market environments may be classified and taxable as ordinary income. No assurance can be given regarding the future tax character of the Fund’s distributions. The options overlay strategy of the Fund may result in the Fund being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Data Science Investment Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Data Science Investment Approach Risk. The Fund relies on a proprietary data science enabled selection approach that utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and other relevant data sources, to forecast the financial prospects of each security and to assess key risks. There is no guarantee that the use of the Fund’s proprietary data science approach will result in effective investment decisions for the Fund, specifically to the extent the approach does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the S&P 500 Total Return Index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.
Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Company Risk. Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of larger companies, especially over the short term. These risks are higher for small cap companies.
Industry and Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk. Market or economic factors impacting technology companies could have an impact on the value of the Fund’s investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel, and government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs, all of which may have an adverse effect on their profit margins. Stocks of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect their profitability.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
ETF Shares Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Shares Trading Risk. Shares are listed for trading on The NASDAQ Stock Market LLC (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for exchange-traded funds (ETFs) that invest in securities issued by non-U.S. issuers.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is non-diversified and may invest in a smaller number of instruments than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities.